Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment

17.  PROPERTY, PLANT AND EQUIPMENT

The following table sets forth the property, plant and equipment as of December 31, 2020 and 2019:

	12-31-2020	12-31-2019
Classes of Property, Plant and Equipment, Gross	ThUS$	ThUS$
Property, Plant and Equipment, Gross	15,691,168	15,957,450
Construction in progress	1,107,981	1,189,709
Land	158,894	163,522
Buildings	479,161	493,914
Plant and equipment	6,894,543	6,942,941
Network Infrastructure	6,647,840	6,743,394
Fixtures and fittings	402,749	423,970

	12-31-2020	12-31-2019
Classes of Accumulated Depreciation and Impairment in Property, Plant and Equipment	ThUS$	ThUS$
Accumulated Depreciation and Impairment in Property, Plant and Equipment	(7,336,496)	(7,194,012)
Buildings	(225,850)	(236,767)
Plant and equipment	(3,509,839)	(3,357,348)
Network Infrastructure	(3,379,182)	(3,374,311)
Fixtures and fittings	(221,625)	(225,586)

	12-31-2020	12-31-2019
Classes of Property, Plant and Equipment, Net	ThUS$	ThUS$
Property, Plant and Equipment, Net	8,354,672	8,763,438
Construction in progress	1,107,981	1,189,709
Land	158,894	163,522
Buildings	253,311	257,147
Plant and equipment	3,384,704	3,585,593
Network Infrastructure	3,268,658	3,369,083
Fixtures and fittings	181,124	198,384

The composition and movements of the property, plant and equipment accounts for the year ended December 31, 2020 and 2019, are detailed as follows:

	Construction in Progress	Land	Buildings, Net	Plant and Equipment, Net	Network Infrastructure, Net	Fixtures and Fittings, Net	Property, Plant and Equipment, Net
Changes in 2020	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2020	1,189,709	163,522	257,147	3,585,593	3,369,083	198,384	8,763,438
Increases other than from business combinations	583,727	—	744	246	—	21,846	606,563
Increases (decreases) from foreign currency translation differences, net	(214,324)	(11,335)	(25,179)	(282,132)	(412,848)	(38,472)	(984,290)
Depreciation	—	—	(11,198)	(207,624)	(203,165)	(23,264)	(445,251)
Increases (decreases) from transfers and other changes	(483,505)	2,076	23,769	159,526	276,955	21,179	—
Increases (decreases) from transfers from construction in progress	(483,505)	2,076	23,769	159,526	276,955	21,179	—
Disposals and removal from service	—	(79)	—	(2,961)	(5,035)	(3,916)	(11,991)
Disposals	—	(78)	—	(2,014)	(9)	(142)	(2,243)
Removals	—	(1)	—	(947)	(5,026)	(3,774)	(9,748)
Argentine hyperinflationary economy	115,905	3,815	7,330	98,418	247,568	(1,881)	471,155
Other increases (decreases)	(83,531)	895	698	33,638	(3,900)	7,248	(44,952)
Total changes	(81,728)	(4,628)	(3,836)	(200,889)	(100,425)	(17,260)	(408,766)
Closing balance as of December 31, 2020	1,107,981	158,894	253,311	3,384,704	3,268,658	181,124	8,354,672

	Construction in Progress	Land	Buildings, Net	Plant and Equipment, Net	Network Infrastructure, Net	Fixtures and Fittings, Net	Property, Plant and Equipment, Net
Changes in 2019	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2019	1,059,070	163,660	137,455	3,722,183	3,226,015	195,089	8,503,472
Increases other than from business combinations	775,595	414	907	3,558	—	15,418	795,892
Increases (decreases) from foreign currency translation differences, net	(156,075)	(5,955)	(10,400)	(145,309)	(387,169)	(2,993)	(707,901)
Depreciation	—	—	(14,011)	(227,473)	(193,738)	(23,006)	(458,228)
Impairment (losses) reversals recognized in profit or loss	—	—	(1,307)	—	—	—	(1,307)
Increases (decreases) from transfers and other changes	(677,665)	1,865	18,298	205,682	430,453	21,367	—
Increases (decreases) from transfers from construction in progress	(677,665)	1,865	18,298	205,682	430,453	21,367	—
Disposals and removals from service	—	(855)	(5,180)	—	(7,416)	(3,428)	(16,879)
Disposals	—	(794)	(412)	—	—		(1,206)
Removals	—	(61)	(4,768)	—	(7,416)	(3,428)	(15,673)
Decreases to be classified as maintained to distribute to owners	163,990	4,731	9,150	75,860	340,626	19,819	614,176
Other increases (decreases)	24,794	(338)	122,235	(48,908)	(39,688)	(23,882)	34,213
Total changes	130,639	(138)	119,692	(136,590)	143,068	3,295	259,966
Closing balance as of December 31, 2019	1,189,709	163,522	257,147	3,585,593	3,369,083	198,384	8,763,438

Additional information on property, plant and equipment, net

a)	Main investments

The main additions to property, plant and equipment correspond to investments in operating plants, distribution networks and new projects  for ThUS$606,563 and ThUS$795,892 the years ended December 31, 2020 and 2019, respectively.

In the generation business, investments in combined cycle power plants and hydroelectric power plants in the subsidiaries Enel Generación Perú S.A., Emgesa and Enel Generación Costanera that involved additions as of December 31, 2020, amounted to ThUS$163,418  (as of December 31, 2019, investments in combined cycle power plants and hydroelectric power plants in the subsidiaries Enel Generación Perú S.A., Emgesa and Enel Generación Costanera were in the amount of  ThUS$221,257), whereas in the distribution businesses the largest investments have been in extensions and networks to optimize their operation, in order to improve the efficiency and quality of the level of service, which were in the amount of ThUS$442,833 as of December 31, 2020 (ThUS$551,787 as of December 31, 2019).

The depreciation of property, plant and equipment are presented net of PIS and COFINS taxes in the Brazilian subsidiaries.

b)	Capitalized cost

b.1) Capitalized financial expenses

The capitalized cost for financial expenses for the years ended December 31, 2020, 2019 and 2018 amounted to ThUS$6,376, ThUS$8,092 and ThUS$4,922, respectively (see Note 33). The average funding rate mainly depends on the geographic area and amounted to 6.04%, 7.49% and 7.25% as of December 31, 2020, 2019 and 2018, respectively.

b.2) Capitalized personnel expenses

The capitalized cost for personnel expenses directly related to construction in progress for the years ended December 31, 2020, 2019 and 2018 amounted to ThUS$70,681,  ThUS$92,411 and ThUS$95,335, respectively.

c)    Other information

i)

As of December 31, 2020, the Group had contractual commitments for the acquisition of property, plant and equipment amounting to ThUS$1,078,846  (ThUS$986,935 as of December 31, 2019) (including commitments to acquire intangibles from our Brazilian distribution subsidiaries).

ii)	As of December 31, 2020, the Group had property, plant and equipment pledged as security for liabilities for ThUS$104,577 (ThUS$114,699 as of December 31, 2019 (see Note 35.1).
iii)

The Company and its foreign subsidiaries have insurance policies for all risks, earthquake and machinery breakdown and damages for business interruption with a €1,000 million (ThUS$1,226,950) limit, including business interruption coverage. Additionally, the Company has Civil Liability insurance to meet claims from third parties with a €400 million (ThUS$490,780) limit. The premiums associated with these policies are presented proportionally for each company under the line item “other non-financial assets”.

iv)

For Enel Generación Costanera, due to the application of IAS 29 - Financial Information in Hyperinflationary Economies, (see Note 2.9), the book value of property, plant and equipment as of January 1, 2018 exceeded its recoverable value, which resulted in a deterioration of ThUS $162,274 (equivalent to ThARS 3,102,739 at the exchange rate on that date). At the end of fiscal year 2018, the Enel Generación Costanera recorded a partial reversal of the aforementioned impairment of  ThUS $70,513 (equivalent to ThARS 2,656,082 using the exchange rate as of December 31, 2018), which was recognized in the results for the year, mainly as a result of the positive impact that the depreciation of the Argentine peso had on the company’s income, whose revenues are denominated in dollars.